NOTE 4 - PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment as of December 31, 2017 and 2016 is summarized as follows:

	2017	2016
Computer equipment	$87,059	$84,704
Furniture and fixtures	12,975	10,117
Subtotal	100,034	94,821
Less accumulated depreciation	(81,318)	(70,633)
Property and equipment, net	$18,716	$24,188